Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock Based Compensation [Abstract]
Summary of stock option activity

	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)

Options outstanding at the beginning of the year	123,570	$5.16	$—

Options granted	—	—
Options exercised	—	—
Forfeitures	31,079	4.60

Options outstanding at the end of the year	92,491	$5.35	$—

Options exercisable at the end of the year	90,019	$5.35	$—

Summary of status of Company's non-vested stock grants

	Shares	Weighted Average Grant Date Fair Value
Non-vested December 31, 2011	4,944	$1.60
Granted	—	—
Vested	(2,472)	1.60
Forfeited	—	—

Non-vested December 31, 2012	2,472	1.60